Stock Options (Details 1) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Number of Options
Outstanding Beginning	970,838	861,671
Grants	805,000	177,500
Exercises	(190,000)	(63,333)
Forfeitures	(260,001)	(5,000)
Outstanding Ending	1,325,837	970,838
Exercisable Ending	621,337
Available for grant Ending	3,347,496
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 2.03	$ 2.10
Grants	$ 2.90	$ 1.59
Exercises	$ 1.65	$ 1.65
Forfeitures	$ 1.69	$ 3.27
Weighted-average exercise price Ending	$ 2.68	$ 2.03
Exercisable Ending	$ 2.43
Weighted Average Remaining Contractual Term
Outstanding at May 31, 2014	8 years 18 days
Exercisable at May 31, 2014	6 years 1 month 21 days
Aggregate Intrinsic Value ($)
Outstanding at May 31, 2014	$ 19,500
Exercisable at May 31, 2014	$ 19,500